Income and Social Contribution Taxes - Schedule of Reconciliation of Income Tax and Social Contribution Tax Effective Rate (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income And Social Contribution Taxes
Profit before income tax and social contribution tax	R$ 9,358	R$ 6,851	R$ 4,121
Income tax and social contribution tax - nominal expense (34%)	(3,182)	(2,329)	(1,401)
Tax effects applicable to:
Gain in subsidiaries by equity method	66	93	182
Tax incentives	166	89	62
Effects from subsidiaries taxed based on gross revenues	95	92	97
Non-deductible penalties	(78)	(95)	(45)
Interest on own capital	629	950	722
Estimated losses on doubtful accounts receivable from related parties			(234)
Realization of goodwill			108
Monetary update on tax overpayments	29	101
Others	36	15	15
Income tax expense	(2,239)	(1,084)	(26)
Current tax	(1,495)	(943)	(950)
Deferred tax	(744)	(141)	924
Income tax and social contribution tax	R$ (2,239)	R$ (1,084)	R$ (26)
Effective rate	23.93%	15.82%	0.63%